Subscriptions and Redemptions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount	$ 22,691,587	$ 22,962,184
Net asset value per unit minimum decline rate	50.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount	1,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount	$ 10,000